DIVIDENDS AND INTEREST ON EQUITY (IOE) (Tables)	12 Months Ended
Dec. 31, 2018
DIVIDENDS AND INTEREST ON EQUITY (IOE)
Schedule of breakdown of dividend and interest on equity

	12.31.18	12.31.17
Telefónica Latinoamérica Holding	952,217	505,750
Telefónica	1,146,619	609,003
SP Telecomunicações Participações	722,862	383,933
Telefónica Chile	2,015	1,070
Non-controlling interest	1,349,203	896,360
Total	4,172,916	2,396,116

Schedule of changes in dividend and interest on equity

Balance at 12/31/16	2,195,031
Supplementary dividends for 2016	1,913,987
Interim interest on equity (net of IRRF)	2,054,143
Unclaimed dividends and interest on equity	(101,778)
Payment of dividends and interest on equity	(3,668,551)
IRRF on shareholders exempt/immune from interest on equity	3,284
Balance at 12/31/17	2,396,116
Supplementary dividends for 2017	2,191,864
Interim interest on equity (net of IRRF)	3,867,500
Unclaimed dividends and interest on equity	(152,770)
Payment of dividends and interest on equity	(4,136,878)
IRRF on shareholders exempt/immune from interest on equity	7,084
Balance at 12/31/18	4,172,916